EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS EXPENSE
Schedule of employee benefits expense

	For the years ended December 31,
	2021	2020	2019
Salaries and wages	$8,504,373	$10,536,409	$9,583,936
Pension plan and employment insurance	419,414	506,025	458,276
Contribution to defined contribution pension plan	144,634	198,342	182,449
Health benefits	485,431	765,948	651,269
Cash-based employee expenses	$9,553,852	$12,006,724	$10,875,930
Employee termination expenses	210,893	—	26,050
Share-based payments	5,285,813	4,905,812	3,189,808
Total employee expenses	$15,050,558	$16,912,536	$14,091,788